Gabelli Gold Fund, Inc.

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.8%
	Metals and Mining — 99.8%
	Asia/Pacific Rim — 14.8%
2,650,000	Evolution Mining Ltd.	$8,212,255
4,500,000	Gold Road Resources Ltd.	3,759,773
667,079	Newcrest Mining Ltd.	12,373,122
2,214,126	Northern Star Resources Ltd.	15,942,889
7,500,000	Pantoro Ltd.†	1,082,359
3,745,000	Perseus Mining Ltd., Australia†	3,043,631
4,450,000	Perseus Mining Ltd., Toronto†	3,718,071
17,736,651	RTG Mining Inc., CDI†	2,222,859
2,806,756	Westgold Resources Ltd.†	4,253,084

		54,608,043

	Europe — 4.4%
1,049,000	Centamin plc	1,503,997
1,803,054	Condor Gold plc†	1,168,274
470,500	Fresnillo plc	5,605,472
2,172,709	Hochschild Mining plc	5,861,795
2,500,000	Hummingbird Resources plc†	680,684
8,006,564	Shanta Gold Ltd.†	1,310,745

		16,130,967

	Latin America — 5.5%
1,001,960	Endeavour Mining Corp., Toronto	20,195,470

	North America — 71.4%
327,432	Agnico Eagle Mines Ltd.	18,928,844
1,102,675	Alamos Gold Inc., New York, Cl. A	8,611,892
775,250	Alamos Gold Inc., Toronto, Cl. A	6,057,894
450,000	Artemis Gold Inc.†	1,844,115
849,650	B2Gold Corp.	3,657,680
1,313,275	Barrick Gold Corp.	26,002,845
2,350,000	Belo Sun Mining Corp.†	1,495,981
360,000	Centerra Gold Inc.	3,185,486
55,000	Contango ORE Inc.†	1,100,000
52,700	Contango ORE Inc.†(a)(b)	1,054,000
500,000	Dundee Precious Metals Inc.	3,051,643
500,000	Eldorado Gold Corp.†	5,395,000
50,000	Equinox Gold Corp., New York†	399,500
420,000	Equinox Gold Corp., Toronto†	3,348,770
202,700	Franco-Nevada Corp.(b)	25,402,421
2,000,000	Gold Terra Resource Corp.†	413,782
1,000,000	IAMGOLD Corp.†	2,980,000
1,325,000	K92 Mining Inc.†	6,695,114
1,450,000	Kinross Gold Corp.	9,671,500
377,239	Kirkland Lake Gold Ltd.	12,739,733
867,000	Lion One Metals Ltd.†	896,873
550,000	Lundin Gold Inc.†	4,306,517
95,533	MAG Silver Corp.†(b)	1,433,950
85,000	MAG Silver Corp., Toronto†	1,279,701
1,500,000	Marathon Gold Corp.†	2,661,733
1,000,000	Moneta Porcupine Mines Inc.†	282,486

Shares		Market Value

541,917	Newmont Corp.	$32,661,338
2,270,850	OceanaGold Corp.†	3,379,080
260,000	Osisko Development Corp.†	1,510,305
516,860	Osisko Gold Royalties Ltd.	5,692,164
1,090,000	Osisko Mining Inc.†	2,550,012
135,000	Pan American Silver Corp.	4,054,050
320,000	Perpetua Resources Corp.†	1,945,413
540,000	Pretium Resources Inc.†	5,599,800
350,000	Probe Metals Inc.†	375,985
450,000	SilverCrest Metals Inc.†	3,636,000
255,000	SSR Mining Inc., New York	3,641,400
137,955	SSR Mining Inc., Toronto	1,972,667
1,250,000	Troilus Gold Corp.†	1,054,349
475,833	Victoria Gold Corp.†	4,941,212
2,341,000	Wesdome Gold Mines Ltd.†	15,535,880
1,250,000	Western Copper & Gold Corp.†	1,561,630
525,000	Wheaton Precious Metals Corp.	20,060,250

		263,068,995

	South Africa — 3.7%
950,000	Gold Fields Ltd., ADR	9,015,500
200,000	Harmony Gold Mining Co. Ltd.†	848,238
850,000	Harmony Gold Mining Co. Ltd., ADR†	3,706,000

		13,569,738

	TOTAL COMMON STOCKS	367,573,213

	WARRANTS — 0.2%
	Metals and Mining — 0.2%
	North America — 0.2%
100,000	Dundee Precious Metals Inc., expire 05/13/21†(b)	27,192
125,000	Hycroft Mining Holding Corp., expire 10/06/25†	80,000
321,000	Lion One Metals Ltd., expire 08/21/21†(b)	12,771
112,500	Lion One Metals Ltd., expire 08/21/21†(b)	2,230
125,000	Maverix Metals Inc., expire 12/23/21†	506,333
130,000	Osisko Development Corp., expire 04/29/22†(b)	4,738

		633,264

	TOTAL WARRANTS.	633,264

	TOTAL INVESTMENTS — 100.0% (Cost $237,003,502)	$368,206,477

Gabelli Gold Fund, Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

(a)

At March 31, 2021, the Fund held an investment in a restricted and illiquid security amounting to $1,054,000 or 0.29% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/21 Carrying Value Per Share

52,700	Contango ORE Inc.	10/17/17	$1,045,007	$20.0000
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest

2